Non-Controlling Interest (Narrative) (Details) - Copper Mountain Mine (BC) Ltd. [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Apr. 30, 2025
Disclosure of Non-Controlling Interest [Line Items]
Proportion of ownership interest in subsidiary	100.00%	75.00%
Mitsubishi Materials Corporation [Member]
Disclosure of Non-Controlling Interest [Line Items]
Percentage of voting equity interests acquired			25.00%
Proportion of voting rights held by non-controlling interests		25.00%